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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  322 North Old Woodward Avenue, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI             February 1, 2007
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        16
                                                 ----------------------

Form 13F Information Table Value Total:                  $147,294
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           12/31/2006

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
----------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
----------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared   None
----------------------------------------------------------------------------------------------------------------------------------
DOW JONES AIG             DJAIG
                          CMDTY 36    06738C778    6,526     133,355 SH      SOLE                                            133,355
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI EMERG
                          MKTS        464287234    9,499      83,202 SH      SOLE                                             83,202
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   1-3 YR
                          TRS BD      464287457    9,251     115,691 SH      SOLE                                            115,691
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL
                          MCP GR      464287481   10,517     102,036 SH      SOLE                                            102,036
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL
                          1000 GRW    464287614   56,956   1,032,193 SH      SOLE                                          1,032,193
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL
                          2000 GRO    464287648    8,914     113,435 SH      SOLE                                            113,435
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI GRW
                          IDX         464288885    6,419      94,072 SH      SOLE                                             94,072
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   US TIPS
                          BD FD       464287176    6,142      62,167 SH      SOLE                                             62,167
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   GS NAT RES
                          IDX         464287374    2,284      22,484 SH      SOLE                                             22,484
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   7-10 YR
                          TRS BD      464287440    6,988      84,759 SH      SOLE                                             84,759
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI EAFE
                          IDX         464287465    1,434      19,583 SH      SOLE                                             19,583
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST      ISHARES     46428Q109    2,204      15,954 SH      SOLE                                             15,954
------------------------------------------------------------------------------------------------------------------------------------
SILVER WHEATON  CORP      COMMON      828336107      126      12,000 SH      SOLE                                             12,000
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS GOLD TR      GOLD SHS    863307104    4,250      67,235 SH      SOLE                                             67,235
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL INC      COMMON      880198106   12,127   1,279,205 SH      SOLE                                          1,279,205
------------------------------------------------------------------------------------------------------------------------------------
WESTERN ASSET HIGH INC    COMMON      95766K109    3,657     541,839 SH      SOLE                                            541,839
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL                         147,294
------------------------------------------------------------------------------------------------------------------------------------